Acquisition of Interest and Control	12 Months Ended
Dec. 31, 2023
Acquisition of Interest and Control
Acquisition of Interest and Control
28 Acquisition of Interest and Control

a. Stella GD Intermediação de Geração Distribuída de Energia Ltda

On October 1, 2022, by means of subsidiary Ultragaz Comercial Ltda., the Company acquired all shares of Stella GD Intermediação de Geração Distribuída de Energia Ltda. (“Stella”). The transaction qualifies as a business combination as defined in IFRS 3 – Business Combinations. This acquisition marks Ultragaz's entry into the electricity segment, in line with its strategy of expanding its offering of energy solutions to its customers, leveraging on its capillarity, commercial strength, the Ultragaz brand and is extensive base of industrial and residential customers.

Founded in 2019, Stella is a technology platform that connects renewable electric power generators and customers, in form of Distributed Generation. The company has a footprint in 12 States, has more than 11 thousand active customers and offered power of approximately 75 MWp (Megawatt peak).

The total amount paid for the company was R$ 63,000, with an initial payment of R$ 7,560. The remaining amount of the acquisition will be settled in 2027, subject to adjustments relating to Stella’s performance achievement conditions (“contingent consideration” or “earnout”).

The Company, based on applicable accounting standards, determined the statement of financial position as of the acquisition date, the fair value of assets and liabilities and, consequently, goodwill. The purchase price allocation (“PPA”) was completed in 2023.

The Company, supported by an independent appraisal firm, estimated the provisional amounts for the purchase price allocation and determined the final goodwill in the amount of R$ 103,051, based on the amount already paid on the transaction date, and the estimated fair value relating to the future payment of earnout.

The earnout is determined based on contractual goals set for revenue and the accounting net cash flow to be achieved in the year ending December 31, 2026. The Company estimated the fair value of this achievement based on the discounted cash flow method and projections of earnings as estimated by Management.

The table below summarizes the balances of assets acquired and liabilities assumed on the acquisition date, including goodwill determination:

Assets
Cash and cash equivalents	1,586
Receivables	17
Other receivables	119
Property, plant and equipment	515
Intangible assets	1,024
Liabilities
Trade payables	14
Salaries and related charges	217
Taxes payable	9
Other payables	5,378
Goodwill based on expected future profitability	103,051
Acquisition value	100,694

Comprised by
Cash	7,560
Contingent consideration to be settled in cash	93,134
Total consideration	100,694

Net cash outflow resulting from acquisition
Consideration in cash	7,560
Cash and cash equivalents acquired	(1,586)
Net cash consumed on investments acquisition	5,974

The goodwill determined on the operation is based on the expected future profitability, supported by the appraisal report, after allocation of the identified assets. The goodwill is expected to be deductible for income tax purposes.

The contribution of the acquired company's results to the Company's results if the business combination had occurred on January 1, 2022 is not considered relevant, as well as the contribution to the Company's results since then.

Earnout sensitivity analysis

The following table shows information on how the fair value of the contingent consideration was determined considering the basic assumptions used to define earnout. The sensitivity analyses as of December 31, 2023, as shown below, were determined based on possible changes of assumptions, keeping all other assumptions constant.

Goals	Changes in goals	Increase in liabilities in R$	Changes in goals	Decrease in liabilities in R$
Accounting net cash flow and net revenue	increase by 25.0 p.p.	29,545	decrease by 25.0 p.p	27,353
b. NEOgás do Brasil Gás Natural Comprimido S.A.

On February 1, 2023, through its subsidiary Companhia Ultragaz S.A., the Company acquired all the shares of NEOgás do Brasil Gás Natural Comprimido S.A. (“NEOgás”), qualifying the transaction as a business combination as defined in IFRS 3 – Business Combinations. The acquisition marks Ultragaz's entry into the compressed natural gas distribution segment and, in addition, NEOgás is an ideal platform to provide biomethane distribution opportunities. This transaction reinforces Ultragaz's strategy of expanding the offering of energy solutions to its industrial customers, using its capillarity, commercial strength, and brand.

NEOgás, established in 2000, was a pioneer in the transportation of compressed natural gas (CNG) in Brazil. It is currently the market leader, operating in the industrial, vehicle and structuring projects segments in partnership with natural gas distributors. NEOgás, which distributed more than 100 million m³ in 2021, has 6 compression bases in the South and Southeast regions and 149 semi-trailers for CNG distribution.

The total amount of the operation is R$ 165,000 subject to the usual working capital and net debt adjustments. The purchase price comprises the difference between the transaction amount, estimated working capital and net debt adjustments and the primary contribution, made on February 1, 2023, in the amount of R$ 85,290. The initial payment for the operation was made on February 1, 2023 in the amount of R$ 64,263, and the remaining amount of the operation will be settled after compliance with the contractual clauses and was recorded under “Other payables” in the amount of R$ 20,787 to be settled up to 2029. The Company, based on applicable accounting standards and supported by an independent appraisal firm, calculated the definitive amounts for the purchase price allocation as of December 31, 2023 and determined the final goodwill in the amount of R$ 7,761.

The following table summarizes the balances of assets acquired and liabilities assumed on the acquisition date, including goodwill determination:

Assets
Cash and cash equivalents	16,807
Receivables	14,999
Inventories	6,626
Recoverable taxes	5,384
Judicial deposits	131
Other receivables	707
Right-of-use assets, net	5,117
Property, plant and equipment, net	104,700
Intangible assets, net	52,604
Liabilities
Loans and financing	93,991
Trade payables	17,600
Salaries and related charges	2,341
Taxes payable	860
Provisions for tax, civil and labor risks	1,247
Leases payable	5,191
Other payables	3,884
Goodwill based on expected future profitability	7,761
Acquisition value	89,722

Comprised by
Cash	68,935
Contingent consideration to be settled	20,787
Total consideration	89,722

Net cash outflow resulting from acquisition
Initial consideration in cash	64,263
Subsequent consideration in cash	4,672
Cash and cash equivalents acquired	(16,807)
Total	52,128

The breakdown of the acquisition value, considering the working capital and net debt adjustments and primary contribution is shown below:

Amount of NEOgás’ purchase and sale agreement	165,000
Working capital and net debt estimated adjustments	10,012
Primary contribution	(85,290)
Net cash consumed on investments acquisition	89,722

The goodwill determined on the operation is based on the expected future profitability and on the synergy with the operations of Ultragas, supported by the appraisal report, after allocation of the identified assets. The goodwill is expected to be deductible for income tax purposes.

The effect of the acquired company's results to the Company's results if the business combination had occurred on January 1, 2023 is not considered relevant, as well as the contribution to the Company's results since February 1, 2023.

In the process of identifying assets and liabilities, intangible assets that were not recognized in the books of the acquired entity were also considered, as shown below:

	R$	Useful life	Amortization method
Trademark rights	5,069	5 years	Straight line
Licenses	14,952	3 years	Straight line
Software	2,418	5 years	Straight line
Customer list and relationship	26,453	16 years	Straight line
Total	48,892

The fair value of financial assets includes trade receivables with fair value of R$ 14,999 and gross contractual amount of R$ 15,328. The Company does not expect that these balances will not be realized.

For further details on the property, plant and equipment and intangible assets acquired, see Notes 13 and 14, respectively, and on the provisions for tax, civil and labor risks, see Note 18.

c. Terminal de Combustíveis Paulínia S.A. (“Opla”)

On July 1, 2023, through its subsidiary Ultracargo Logística S.A., the Company acquired a 50% interest in Terminal de Combustíveis Paulínia S.A. (“Opla”), qualifying the transaction as an acquisition of a joint venture as defined in IAS 18 (CPC 18 (R2)) – Investments in Associates and Joint Ventures and IFRS 11 (CPC 19 (R2)) - Joint Arrangements. The acquisition of interest in Opla marks Ultracargo's entry into the inland liquid bulk storage and logistics segment, integrated with port terminals, in line with its growth plan. With the acquisition, Ultracargo and BP Biofuels Brazil Investments Ltd. (“BP”) become joint ventures of Opla.

The total amount of the operation of R$ 237,500 is subject to the usual working capital and net debt adjustments. The purchase price includes the transaction amount, including estimated working capital and net debt adjustments. The transaction was paid in a single installment of R$ 210,096 on July 1, 2023. The Company, based on applicable accounting standards and supported by an independent appraisal firm, is determining the statement of financial position as at the acquisition date, the fair value of assets and liabilities and, consequently, goodwill. The provisional goodwill determined is R$ 158,634. The purchase price allocation (“PPA”) will be completed in 2024.

The breakdown of the acquisition value, considering the working capital and net debt adjustments and the goodwill on the transaction is shown below:

Equity of the acquired investee	51,462
Goodwill on the transaction	158,634
Acquisition value	210,096

d. Serra Diesel Transportador Revendedor Retalhista Ltda.

On September 1, 2023, through the subsidiary Ultrapar Empreendimentos Ltda. the Company acquired 60% of the voting share capital of Serra Diesel Transportador Revendedor Retalhista Ltda. (“Serra Diesel”), qualifying the transaction as a business combination as defined in IFRS 3 – Business Combinations. The acquisition complements Ultrapar's operations in the mobility and liquid fuel distribution segment.

Serra Diesel was established in 2006 and its main activity is the wholesale fuel trade carried out by a carrier-reseller-retailer, with presence in the southern region of Brazil.

The initial payment, including the capital contribution in the amount of R$ 16,193, totaled R$ 21,193. The remaining transaction amount of R$ 5,189 was recorded under “Other payables” and will be paid after the contractual clauses have been fulfilled. The Company, based on applicable accounting standards and supported by an independent appraisal firm, is determining the statement of financial position as at the acquisition date, the fair value of assets and liabilities and, consequently, goodwill. The provisional goodwill determined is R$ 14,217. The purchase price allocation (“PPA”) will be completed in 2024.

The table below summarizes the provisional balances of assets acquired and liabilities assumed on the acquisition date recognized at fair value, subject to adjustment for purchase price allocation and goodwill determination:

Assets
Cash and cash equivalents	1,719
Receivables	28,475
Inventories	9,128
Recoverable taxes	2,551
Other receivables	55
Other investments	298
Right-of-use assets, net	25,500
Property, plant and equipment, net	21,235
Intangible assets, net	11,619
Liabilities
Loans and financing	17,337
Trade payables	26,965
Salaries and related charges	1,933
Taxes payable, income and social contribution taxes payable	376
Leases payable	25,500
Other payables	8,194
Goodwill based on expected future profitability	14,217
Non-controlling interests	8,110
Assets and liabilities consolidated in the opening balance	26,382

Assets acquired	60,348
Liabilities assumed	(48,183)
Goodwill based on expected future profitability	14,217
Acquisition value	26,382

Comprised by
Cash	5,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)	16,193
Contingent consideration to be settled	5,189
Total consideration	26,382

Net cash outflow resulting from acquisition
Initial consideration in cash	5,000
Cash and cash equivalents acquired	(1,719)
Net cash consumed on investments acquisition	3,281

The contribution of the acquired company's results to the Company's results if the business combination had occurred on January 1, 2023 is not considered relevant, as well as the contribution to the Company's results since September 1, 2023.

For further details on right-of-use assets and leases payable, property, plant and equipment and intangible assets acquired, see notes 12, 13 and 14, respectively.